CONSOLIDATED QUARTERLY FINANCIAL DATA (UNAUDITED) (Tables)	6 Months Ended
Mar. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of quarterly financial information
March 31, 2013		September 30, 2012				September 30, 2011
	1st Qtr	2nd Qtr	1st Qtr	2nd Qtr	3rd Qtr	4th Qtr	1st Qtr	2nd Qtr	3rd Qtr	4th Qtr
	(unaudited)
	(Dollars in Thousands)
Interest income	$4,397	$4,253	$4,983	$4,813	$4,828	$4,354	$5,653	$5,446	$5,454	$5,132
Interest expense	1,220	1,139	1,514	1,493	1,432	1,339	2,022	1,816	1,683	1,576
Net interest income	3,177	3,114	3,469	3,320	3,396	3,015	3,631	3,630	3,771	3,556
Provision for loan losses	—	—	150	100	100	375	580	3,600	—	450
Net interest income after provision for loan losses	3,177	3,114	3,319	3,220	3,296	2,640	3,051	30	3,771	3,106
Non-interest income	224	199	173	133	188	2,572	134	175	241	329
Non-interest expense	2,778	3,113	2,867	2,996	2,936	2,867	2,863	2,807	2,614	2,653
Income (loss) before income tax expense (benefit)	623	200	625	357	548	2,345	322	(2,602)	1,398	782
Income tax expense (benefit)	351	186	221	273	88	700	416	(740)	227	(115)
Net income (loss)	$272	$14	$404	$84	$460	$1,645	$(94)	$(1,862)	$1,171	$897
Per share:
Earnings per share – basic	$0.03	$0.00	$0.04	$0.01	$0.05	$0.17	$(0.01)	$(0.20)	$0.12	$0.09
Earnings per share – diluted	0.03	0.00	0.04	0.01	0.05	0.17	(0.01)	(0.20)	0.12	0.09
Dividends per share	—	—	—	—	—	—	0.05	0.05	—	—